   As filed with the Securities and Exchange Commission on October 14, 2011



                                                            File Nos. 333-176666

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 1                       [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 413                             [x]


                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)




                    MetLife Investors USA Insurance Company


               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                    MetLife Investors USA Insurance Company

                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP


                          1275 Pennsylvania Avenue, NW


                           Washington, DC 20004-2415

                                 (202) 383-0590



                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[]     on (date) pursuant to paragraph (b) of Rule 485.

[x]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

This registration statement incorporates herein by reference the prospectus dated October 7, 2011 (File Nos. 333-176666/811-03365) filed on October 11, 2011 pursuant to Rule 497(c).

This registration statement also incorporates herein by reference the Statement of Additional Information dated October 7, 2011 included in Pre-Effective Amendment No. 1 to the registration statement on Form N-4 (File Nos. 333-176666/811-03365) filed on September 19, 2011 pursuant to Section 8(a) of the Securities Act of 1933.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                           SUPPLEMENT DATED __________
                                       TO
                      THE PROSPECTUS DATED OCTOBER 7, 2011

This supplement describes new versions of the optional GMIB Max and EDB Max riders that will be available with Series L - 4 Year (offered on and after October 7, 2011) variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). If approved in your state, the GMIB Max III and EDB Max III riders will be available with contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on __________. In states where the GMIB Max III and EDB Max III riders are available for purchase, the GMIB Max II and EDB Max II riders are not available for purchase.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the sections noted below of the prospectus dated October 7, 2011. In states where the new GMIB Max III rider is offered, the GMIB Plus IV rider is also offered. This supplement presents a comparison of the GMIB Max III rider to the GMIB Plus IV rider and descriptions of both the GMIB Max III rider and the GMIB Plus IV rider. (See "V. LIVING BENEFITS" on pages 5-18 below.) In states where the new EDB Max III rider is offered, the Enhanced Death Benefit III rider is also offered. This supplement presents a comparison of the EDB Max III rider to the Enhanced Death Benefit III rider and descriptions of both the EDB Max III rider and the Enhanced Death Benefit III rider. (See "VI. DEATH BENEFIT" on pages 18-27 below). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I.   FEE TABLES AND EXAMPLES

ON PAGE 10 OF THE PROSPECTUS, REPLACE NOTE 3 WITH THE FOLLOWING:

     Note 3. See below for additional optional death benefit riders (EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit
     II), for which the charge is assessed on the death benefit base and deducted annually from the account value.

ADD THE FOLLOWING TO THE "GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES" SECTION OF THE "ADDITIONAL OPTIONAL RIDER CHARGES" TABLE ON PAGE 11 OF THE PROSPECTUS:

     GMIB Max III - maximum charge   1.50%
     GMIB Max III - current charge   1.00%

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ADD THE FOLLOWING TO THE "ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES" SECTION OF
THE "ADDITIONAL OPTIONAL RIDER CHARGES" TABLE ON PAGE 11 OF THE PROSPECTUS:

     EDB Max III - maximum charge                             1.50%
     EDB Max III (issue age 69 or younger) - current charge   0.60%
     EDB Max III (issue age 70-75) - current charge           1.15%

REPLACE NOTES 2 THROUGH 5 ON PAGE 11 WITH THE FOLLOWING:

     Note 2. You may only elect one GMIB rider at a time. The GMIB Max III rider is not available in __________. The GMIB Max II rider is only available in _______. The GMIB Plus IV rider is not available in Nevada. The GMIB Plus III rider is only available in Nevada.

     Note 3. On the issue date, the income base is equal to your initial purchase payment. The income base is adjusted for subsequent purchase payments and withdrawals. For a definition of the term income base, see "Description of GMIB Max III and GMIB Plus IV" below in this supplement, or "Living Benefits --Guaranteed Income Benefits" in the prospectus. The GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses" in the prospectus.)

     Note 4. You may only elect one EDB rider at a time. The EDB Max III rider is not available in __________. The EDB Max II rider is only available in __________. The Enhanced Death Benefit III rider is not available in Nevada and Oregon. The Enhanced Death Benefit II rider is only available in Nevada. The EDB Max III rider may only be elected if the GMIB Max III rider is also elected. The EDB Max II rider may only be elected if the GMIB Max II rider is also elected. The Enhanced Death Benefit III rider may only be elected if the GMIB Plus IV rider is also elected. The Enhanced Death Benefit II rider may only be elected if the GMIB Plus III rider is also elected.

     Note 5. The death benefit base is initially set at an amount equal to your initial purchase payment. The death benefit base is adjusted for subsequent purchase payments and withdrawals. For a definition of the term death benefit base, see "Description of EDB Max III and EDB III" below in this supplement, or "Death Benefit --Optional Death Benefits --EDB Max II and Enhanced Death Benefit III" or "Death Benefit --Optional Death Benefit --Enhanced Death Benefit II" in the prospectus. The EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses" in the prospectus.)

II.  PURCHASE

ADD THE FOLLOWING AFTER THE FOURTH PARAGRAPH UNDER THE "ALLOCATION OF PURCHASE PAYMENTS" HEADING (ON PAGE 19 OF THE PROSPECTUS):

     If you choose the GMIB Max III or EDB Max III riders, we require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for the GMIB Max III and EDB Max III Riders" until the rider terminates.

ADD THE FOLLOWING BEFORE THE "INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB MAX II AND EDB MAX II RIDERS" SECTION (PAGE 19 OF THE PROSPECTUS):

     INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB MAX III AND EDB MAX III RIDERS

     If you elect the GMIB Max III or EDB Max III riders, you may allocate your purchase payments and account value among these four investment portfolios, which are designed specifically for use with the GMIB Max and EDB Max riders:

     (a) AllianceBernstein Global Dynamic Allocation Portfolio

     (b) AQR Global Risk Balanced Portfolio

     (c) BlackRock Global Tactical Strategies Portfolio

     (d) MetLife Balanced Plus Portfolio

     In addition, you may allocate purchase payments and account value to the Pyramis(R) Government Income Portfolio. No other investment portfolios are available with the GMIB Max III or EDB Max III riders.

     The AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max and EDB Max riders. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III or EDB Max III riders are not selected may offer the potential for higher returns. Before you select the GMIB Max III or EDB Max III riders, you and your financial representative should carefully consider whether the five investment options available with the GMIB Max III or EDB Max III riders meet your investment objectives and risk tolerance.

     You may also allocate purchase payments to the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination portfolios are one or more of the investment portfolios listed above. If you elect the GMIB Max III or EDB Max III riders, you may not participate in the Dollar Cost Averaging (DCA) program.

     RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If the GMIB Max III rider terminates (see "Terminating the GMIB Max III and GMIB Plus IV Riders" below in this supplement) or if the EDB Max III rider terminates (see "Terminating the EDB Max III and EDB III Riders" below in this supplement), you may no longer allocate subsequent purchase payments or transfer account value to or among the five investment portfolios listed above. You may leave account value in the five investment portfolios listed above, but once you transfer account value to an investment portfolio that is not one of the five investment portfolios listed above, you will not be permitted to transfer it back to any of those five investment portfolios. If the GMIB Max III rider terminates, or if you elected both the GMIB Max III and the EDB Max III riders and they both terminate, you will be permitted to allocate subsequent purchase payments or transfer account value to any of the other available investment portfolios, but not to the fixed account. However, if you elected both the GMIB Max III and the EDB Max III riders, and only the GMIB Max III rider has terminated, the investment allocation restrictions described at the beginning of this section will continue to apply.

     POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit owners of existing contracts with the GMIB Max III rider to make subsequent purchase payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit owners of existing contracts with an EDB Max III rider to make subsequent purchase payments if: (a) the EDB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max III rider offered to new customers (see your contract schedule for a list of the changes). We will notify owners of contracts with a GMIB Max III rider or an EDB Max III rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the five investment portfolios listed above.

     CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you are a California purchaser aged 60 or older, you may allocate your purchase payments to the BlackRock Money Market Portfolio during the free look period. (See the "Free Look" section on page 23 of the prospectus.) After the free look period expires, your account value will automatically be transferred to the GMIB Max and EDB Max Portfolios, according to the allocation instructions you have given us. If you do not allocate your purchase payments to the BlackRock Money Market Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's account value, which may be less than the purchase payments made to the contract.

III. INVESTMENT OPTIONS

REPLACE THE FOURTH PARAGRAPH UNDER THE "AUTOMATIC REBALANCING PROGRAM" HEADING (ON PAGE 31 OF THE PROSPECTUS) WITH THE FOLLOWING:

     The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order. If you have selected the GMIB Plus IV, Enhanced Death Benefit III, GMIB Plus III, or Enhanced Death Benefit II riders, the fixed account is available for automatic rebalancing. If you have selected the GMIB Max III, GMIB Max II, EDB Max III, or EDB Max II riders, the fixed account is not available for automatic rebalancing.

IV.  EXPENSES

REPLACE THE THIRD AND FOURTH PARAGRAPHS OF THE "DEATH BENEFIT RIDER CHARGES" SECTION (ON PAGE 34 OF THE PROSPECTUS) WITH THE FOLLOWING:

     The EDB Max III rider may only be selected if you also select the GMIB Max III rider. The EDB Max II rider may only be selected if you also select the GMIB Max II rider. The Enhanced Death Benefit III rider may only be selected if you also select the GMIB Plus IV rider. The Enhanced Death Benefit II rider may only be selected if you also select the GMIB Plus III rider.

     If you select an Enhanced Death Benefit rider, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.60% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.15% of the death benefit base (for a discussion of how the death benefit base is determined, see "Optional Death Benefits -- EDB Max III and Enhanced Death Benefit III" below in this supplement, or see "Death Benefit -- Optional Death Benefits -- EDB Max II and Enhanced Death Benefit III" or "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" in the prospectus).

REPLACE THE FIRST AND SECOND PARAGRAPHS OF THE "GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE" SECTION (ON PAGE 35 OF THE PROSPECTUS) WITH THE
FOLLOWING:

     We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III. Please check with your registered representative regarding which version(s) of the GMIB are available in your state.

     If you select a GMIB rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (for a discussion of how the income base is determined, see "Description of GMIB Max III and GMIB Plus IV" below in this supplement, or see "Living Benefits -- Guaranteed Income Benefits" in the prospectus) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

V.   LIVING BENEFITS

REPLACE THE "GUARANTEED INCOME BENEFITS" AND "FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS" SECTIONS (ON PAGES 42-43 OF THE PROSPECTUS) WITH THE FOLLOWING:

     GUARANTEED INCOME BENEFITS

     We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. Our guaranteed income benefit riders, called Guaranteed Minimum Income Benefits (GMIBs), are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the GMIB rider may be elected, and the rider must be elected at contract issue.

     Each version of the GMIB is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of the investment performance of your account value during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

     There are four different versions of the GMIB under this contract: GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III.

     The GMIB Max III rider is not available in __________. The GMIB Max II rider is only available in __________. The GMIB Plus IV rider is not available in Nevada. The GMIB Plus III rider is only available in Nevada.

     Once a GMIB rider is elected, it cannot be terminated except as discussed below.

     FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS

     INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).

     THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Max III, GMIB Max II, and GMIB Plus IV, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also

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     depends on the annuity option you select, your age, and (where permitted by state law) your sex. For the GMIB riders, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO
     THEN-CURRENT ANNUITY PURCHASE RATES.

     If you exercise the GMIB rider, your annuity payments will be the greater of:

     . the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

     . the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase)" in the prospectus.)

     If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.

     OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.

     GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.

     (See Appendix C in the prospectus for examples illustrating the operation of GMIB Max III, GMIB Max II, and GMIB Plus IV. See Appendix D in the prospectus for examples illustrating the operation of GMIB Plus III.)

ADD THE FOLLOWING BEFORE THE "DESCRIPTION OF GMIB MAX II AND GMIB PLUS IV" SECTION (ON PAGE 43 OF THE PROSPECTUS):

     DESCRIPTION OF GMIB MAX III AND GMIB PLUS IV

     In states where approved, the GMIB Max III and GMIB Plus IV riders are available only for owners up through age 78, and you can only elect the GMIB Max III or GMIB Plus IV at the time you purchase the contract. THE GMIB MAX III AND GMIB PLUS IV RIDERS MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. The GMIB Max III rider is currently not available in __________. The GMIB Plus IV rider is currently not available in Nevada.

     ELECTING GMIB MAX III OR GMIB PLUS IV. You should consult with your registered representative when considering whether to elect the GMIB Max III or GMIB Plus IV rider. Important factors to consider when comparing the two riders include:

     . ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the income base is called the "annual increase rate." The annual increase rate under the GMIB Max III is 5% and the annual increase rate under the GMIB Plus IV is 4.5%. (See "Effect of Required Minimum Distributions" below in this supplement for circumstances under which these percentages may be higher.)

     . ANNUAL WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to a certain percentage of your Annual Increase Amount, and the Annual Increase Amount will be reduced by the dollar amount withdrawn (not proportionately). This percentage is 5% under the GMIB Max III and 4.5% under the GMIB Plus IV. (See "Effect of Required Minimum Distributions" below in this supplement for circumstances under which these percentages may be higher.)

     . INVESTMENT ALLOCATION RESTRICTIONS. The GMIB Plus IV rider allows you to allocate your purchase payments among a significantly wider variety of investment options than the GMIB Max III rider, including investment portfolios that may offer the potential for higher returns than the investment portfolios available with the GMIB Max III rider. See "Investment Allocation Restrictions" below in this supplement for more information.

          . If you elect the GMIB Max III, you must allocate all of your purchase payments and account value among five investment portfolios, and you will not be able to allocate purchase payments or account value to the fixed account or to a money market portfolio.

          . If you elect the GMIB Plus IV, you must allocate all of your purchase payments and account value according to the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" in the prospectus. If you elect the GMIB Plus IV, you will be able to allocate purchase payments and account value to the fixed account and/or a money market portfolio.

     . SUBSEQUENT PURCHASE PAYMENTS UNDER GMIB MAX III. If the GMIB Max III rider is no longer available to new customers, or if we make changes in the future to the terms of the GMIB Max III rider offered to new customers, we may choose not to permit you to make subsequent purchase payments. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans.

     EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS. The following only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. As described below under "Annual Increase Rate" and "Withdrawal Adjustments," there may be times when the amount of your required minimum distribution (which is based on factors including your age and your account value) in relation to the Annual Increase Amount causes the annual increase rate and dollar-for-dollar withdrawal amount to be higher than 4.5% under the GMIB Plus IV or higher than 5% under the GMIB Max III.

     Both riders are described in detail below.

     INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

     (a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

     The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).

     (b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to
          (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate (as defined below); and

          (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

     The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the account value, the Annual Increase Amount is not set equal to the account value. See "Optional Step-Up" below in this supplement for a feature that can be used to reset the Annual Increase Amount to the account value.

     ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greater of:

     (a) 5% for GMIB Max III or 4.5% for GMIB Plus IV; or

     (b) the required minimum distribution rate (as defined below).

     Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.

     The required minimum distribution rate equals the greater of:

     (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year;

     (2)(a) if you enroll only in the Automated Required Minimum Distribution
                          ----
          Program, the total withdrawals during the contract year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the contract year; or

     (2)(b) if you enroll in both the Systematic Withdrawal Program and the
                             ----
          Automated Required Minimum Distribution Program, the total withdrawals during the contract year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year for GMIB Max III, or 4.5% of the Annual Increase Amount at the beginning of the contract year for GMIB Plus IV) and
          (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the contract year.

     On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.

     See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III or GMIB Plus IV" below in this supplement for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

     If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a contract year, divided by the Annual Increase Amount at the beginning of the contract year, exceed
                                                                          ------
     the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% for GMIB Max III or 4.5% for GMIB Plus IV (item (a)). Therefore, the annual increase rate for that contract year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the GMIB rider.

     During the 30 day period following the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.

     WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a contract year are determined according to (a) or (b):

     (a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

     (b) If total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, and if these withdrawals are paid to you (or to the annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

     As described in (a) immediately above, if in any contract year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the account value. This reduction may be significant, particularly when the account value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a contract year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.

     (See Appendix C in the prospectus for examples of the calculation of the income base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)

     In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

     OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the annual increase rate on the Annual Increase Amount (5% for GMIB Max III or 4.5% for GMIB Plus IV). As described below, an Optional Step-Up resets the Annual Increase Amount to the account value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.

     You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur.

     Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

     We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

     The Optional Step-Up:

     (1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;

     (2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and

     (3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

     On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

     INVESTMENT ALLOCATION RESTRICTIONS. As noted above, the GMIB Plus IV rider allows you to allocate your purchase payments among a significantly wider variety of investment options than the GMIB Max III rider, including investment portfolios that offer the potential for higher returns than the investment portfolios available with the GMIB Max III rider. For a detailed description of the GMIB Max III and GMIB Plus IV investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for the GMIB Max III and EDB Max III Riders" above in this supplement, and "Purchase - Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" in the prospectus.

     If you elect the GMIB Max III or GMIB Plus IV, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     Investment Allocation Restrictions - Comparing GMIB Max III and GMIB Plus
     -------------------------------------------------------------------------
     IV. If you elect the GMIB Max III rider, you must allocate 100% of your
     --
     purchase payments and account value among five investment portfolios. (By contrast, many more investment portfolios are available if you elect the GMIB Plus IV rider; see "Purchase -- Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" in the prospectus for a complete list.) Four of these investment portfolios -- the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio -- are designed specifically for use with the GMIB Max riders, and have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the five investment options available with GMIB Max III meet your investment objectives and risk tolerance.

     Restrictions on Investment Allocations If the GMIB Max III Rider
     ----------------------------------------------------------------
     Terminates. If the GMIB Max III rider terminates (see "Terminating the GMIB
     ----------
     Max III and GMIB Plus IV Riders" below in this supplement), you may no longer allocate subsequent purchase payments or transfer account value to or among the five GMIB Max investment portfolios. You may leave account value in the five investment portfolios, but once you transfer account value to an investment portfolio that is not one of the five investment portfolios, you will not be permitted to transfer it back to any of those five investment portfolios. If the GMIB Max III rider terminates, you will be permitted to allocate subsequent purchase payments or transfer account value to any of the other available investment portfolios, but not to the fixed account. However, if you elected both the GMIB Max III and the EDB Max III riders, and only the GMIB Max III rider has terminated, the investment allocation restrictions described in "Investment Allocation Restrictions for the GMIB Max III and EDB Max III Riders" above in this supplement will continue to apply. If you elected both the GMIB Max III and the EDB Max III riders, and both of the riders have terminated, the investment allocation restrictions described in this paragraph will apply.

     POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit owners of existing contracts with the GMIB Max III rider to make subsequent purchase payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the five GMIB Max investment portfolios.

     GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.

     By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

     (a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and

     (b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

     The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III and GMIB Plus IV riders may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the rider for this feature.

     The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III OR GMIB PLUS IV RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Max III or GMIB Plus IV, the investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates"). If you elected the GMIB Max III and the EDB Max III, the EDB Max III investment allocation restrictions described above in this supplement in "Investment Allocation Restrictions for the GMIB Max III and EDB Max III Riders" will continue to apply as long as the EDB Max III rider has not terminated. If you elected the GMIB Plus IV and the Enhanced Death Benefit III, the Enhanced Death Benefit III investment allocation restrictions described in the prospectus in "Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" will continue to apply as long as the Enhanced Death Benefit III rider has not terminated.

     EXERCISING THE GMIB MAX III OR GMIB PLUS IV RIDER. If you exercise the GMIB Max III or GMIB Plus IV, you must elect to receive annuity payments under one of the following fixed annuity options:

     (1)  Life annuity with 5 years of annuity payments guaranteed.

     (2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase)" in the prospectus.)

     These options are described in the contract and the GMIB Max III and GMIB Plus IV riders.

     The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

     If you exercise the GMIB Max III or GMIB Plus IV, your annuity payments will be the greater of:

     . the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

     . the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase)" in the prospectus.)

     IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB MAX III OR GMIB PLUS IV PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.

     If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase -- Purchase Payments" in the prospectus), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

     ENHANCED PAYOUT RATES. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus IV and GMIB Max III payout rates are enhanced under the following circumstances.

     If you select the GMIB Plus IV rider and if:
                       ------------

     .    you begin withdrawals on or after your 60th birthday;

     . your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and

     . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Plus IV rider will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

     If you select the GMIB MAX III rider and if:
                       ------------

     .    you begin withdrawals on or after your 62nd birthday;

     . your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and

     . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

     then the annual annuity payments under the GMIB Max III rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).

     If you choose not to receive annuity payments as guaranteed under the GMIB Max III or GMIB Plus IV, you may elect any of the annuity options available under the contract.

     TERMINATING THE GMIB MAX III AND GMIB PLUS IV RIDERS. Except as otherwise provided in the GMIB Max III or GMIB Plus IV rider, each rider will terminate upon the earliest of:

     a) The 30th day following the contract anniversary prior to your 91st birthday;

     b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the rider charge will be assessed);

     c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);

     d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

     e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

     f)   The effective date of the Guaranteed Principal Option; or

     g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).

     Under our current administrative procedures, we will waive the termination of the GMIB Max III or GMIB Plus IV rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     When the GMIB Max III or GMIB Plus IV rider terminates, the corresponding GMIB Max III or GMIB Plus IV rider charge terminates and the GMIB Max III or GMIB Plus IV investment allocation restrictions, described above, will no longer apply (except as described above in this supplement under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").

     USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB MAX III OR GMIB PLUS IV

     For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

     Used with the GMIB Max III or GMIB Plus IV rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Max III or GMIB Plus IV riders.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

     Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year with the GMIB Max III, or 4.5% of the Annual Increase Amount at the beginning of the contract year with the GMIB Plus IV. Any amounts above 5% of the Annual Increase Amount (for GMIB Max III) or 4.5% of the Annual Increase Amount (for GMIB Plus IV) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus IV and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

     If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Max III or GMIB Plus IV rider.

     To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

     (See Appendix C in the prospectus for examples illustrating the operation of GMIB Max III and GMIB Plus IV.)

VI.  DEATH BENEFIT

REPLACE THE FIRST THREE PARAGRAPHS OF THE "UPON YOUR DEATH" SECTION (ON PAGE 57 OF THE PROSPECTUS) WITH THE FOLLOWING:

     If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or an Enhanced Death Benefit rider (EDB Max III, EDB Max II, Enhanced Death Benefit III, or Enhanced Death Benefit II). You can also select the Additional Death Benefit -- Earnings Preservation

     Benefit, either individually or with the Annual Step-Up Death Benefit rider or the Compounded-Plus Death Benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select an Enhanced Death Benefit rider.

     EDB Max III is available in all states except __________. EDB Max II is available in __________. Enhanced Death Benefit III is available in all states except Nevada and Oregon. In Nevada, Enhanced Death Benefit II is the only Enhanced Death Benefit currently available. In Oregon, no Enhanced Death Benefits are currently available. The Compounded-Plus Death Benefit is currently only available in Oregon.

     The EDB Max III rider may only be elected if you have elected the GMIB Max III rider. The EDB Max II rider may only be elected if you have elected the GMIB Max II rider. The Enhanced Death Benefit III rider may only be elected if you have elected the GMIB Plus IV rider. The Enhanced Death Benefit II rider may only be elected if you have elected the GMIB Plus III rider. The Earnings Preservation Benefit may not be elected with an Enhanced Death Benefit rider.

ADD THE FOLLOWING BEFORE THE "OPTIONAL DEATH BENEFITS - EDB MAX II AND ENHANCED DEATH BENEFIT III" SECTION (ON PAGE 59 OF THE PROSPECTUS):

     OPTIONAL DEATH BENEFITS -- EDB MAX III AND ENHANCED DEATH BENEFIT III

     In states where approved, you may select the EDB Max III rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and have elected the GMIB Max III rider. In states where approved, you may select the Enhanced Death Benefit III (EDB
     III) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have elected the GMIB Plus IV rider. If you select the EDB Max III or EDB III rider, you may not select the Additional Death Benefit -- Earnings Preservation Benefit. The Enhanced Death Benefit (EDB) riders are referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.

     EDB RIDERS MUST BE ELECTED WITH CORRESPONDING GMIB RIDERS. The EDB Max III rider may only be elected if you have elected the GMIB Max III rider, and the EDB III rider may only be elected if you have elected the GMIB Plus IV rider. You should understand that by electing both a GMIB rider and an EDB rider, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GMIB rider or other available death benefit riders individually. Please note that other standard or optional death benefit riders are available under this contract that are not required to be purchased in combination with a GMIB rider. You should also understand that once GMIB annuity payments begin under a GMIB rider, the EDB rider will be terminated.

     ELECTING EDB MAX III OR EDB III. You should consult with your registered representative when considering whether to elect the EDB Max III or EDB III rider. Important factors to consider when comparing the two riders include:

     . ANNUAL INCREASE RATE. We calculate a death benefit base under both the EDB Max III and EDB III riders that helps determine the amount of the death benefit your beneficiaries will receive under the rider. One of the factors used in calculating the death benefit base is called the "annual increase rate." The annual increase rate under the EDB Max III is 5% and the annual increase rate under the EDB III is 4.5%. (See "Effect of Required Minimum Distributions" below in this supplement for circumstances under which these percentages may be higher.)

     . ANNUAL WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to a certain percentage of your Annual Increase Amount, and the Annual Increase Amount will be reduced by the dollar amount withdrawn (not proportionately). This percentage is 5% under the EDB Max III and 4.5% under the EDB III. (See "Effect of Required Minimum Distributions" below in this supplement for circumstances under which these percentages may be higher.)

     . INVESTMENT ALLOCATION RESTRICTIONS. The EDB III rider allows you to allocate your purchase payments among a significantly wider variety of investment options than the EDB Max III rider, including investment portfolios that may offer the potential for higher returns than the investment portfolios available with the EDB Max III rider. See "Investment Allocation Restrictions" below in this supplement for more information.

     . If you elect the EDB Max III, you must allocate all of your purchase payments and account value among five investment portfolios, and you will not be able to allocate purchase payments or account value to the fixed account or to a money market portfolio.

          . If you elect the EDB III, you must allocate all of your purchase payments and account value according to the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" in the prospectus. If you elect the EDB III, you will be able to allocate purchase payments and account value to the fixed account and/or a money market portfolio.

          . SUBSEQUENT PURCHASE PAYMENTS UNDER EDB MAX III. If the EDB Max III rider is no longer available to new customers, or if we make changes in the future to the terms of the EDB Max III rider offered to new customers, we may choose not to permit you to make subsequent purchase payments. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans.

     EFFECT OF REQUIRED MINIMUM DISTRIBUTIONS. The following only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. As described below under "Annual Increase Rate" and "Withdrawal Adjustments," there may be times when the amount of your required minimum distribution (which is based on factors including your age and your account value) in relation to the Annual Increase Amount causes the annual increase rate and dollar-for-dollar withdrawal amount to be higher than 4.5% under the EDB III or higher than 5% under the EDB Max III.

     Both riders are described in detail below.

     DESCRIPTION OF EDB MAX III AND EDB III. If you select the EDB Max III or EDB III rider, the amount of the death benefit will be the greater of:

     (1)  the account value; or

     (2)  the death benefit base.

     The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year under EDB Max III or 4.5% per year under EDB III.

     The death benefit base is the greater of (a) or (b) below:

     (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

     (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate (as defined below); and

          (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

     The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the account value, the Annual Increase Amount is not set equal to the account value. See "Optional Step-Up" below in this supplement for a feature that can be used to reset the Annual Increase Amount to the account value.

     ANNUAL INCREASE RATE. Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greater of:

     (a)  5% for EDB Max III or 4.5% for EDB III; or

     (b)  the required minimum distribution rate (as defined below).

     Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.

     The required minimum distribution rate equals the greater of:

     (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year;

     (2)(a) if you enroll only in the Automated Required Minimum Distribution
                          ----
          Program, the total withdrawals during the contract year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the contract year; or

     (2)(b) if you enroll in both the Systematic Withdrawal Program and the
                             ----
          Automated Required Minimum Distribution Program, the total withdrawals during the contract year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year for EDB Max III, or 4.5% of the Annual Increase Amount at the beginning of the contract year for EDB III) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the contract year.

     On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.

     See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB Max III or EDB III" below in this supplement for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

     If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a contract year, divided by the Annual Increase Amount at the beginning of the contract year, exceed
                                                                          ------
     the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% for EDB Max III or 4.5% for EDB III (item (a)). Therefore, the annual increase rate for that contract year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.

     After the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.

     WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a contract year are determined according to (a) or (b):

     (a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge); or

     (b)(1) if total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and
          (3) if these withdrawals are payable to the owner (or the annuitant, if the owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

     As described in (a) immediately above, if in any contract year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the account value. This reduction may be significant, particularly when the account value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a contract year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year) will result in dollar-for-dollar treatment of the withdrawals.

     The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.

     (See Appendix E in the prospectus for examples of the calculation of the death benefit base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)

     OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the annual increase rate on the Annual Increase Amount (5% for EDB Max III or 4.5% for EDB III). As described below, an Optional Step-Up resets the Annual Increase Amount to the account value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

     An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an Enhanced Death Benefit rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.

     You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

     We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

     The Optional Step-Up:

     (1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and

     (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

     In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

     On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

     INVESTMENT ALLOCATION RESTRICTIONS. As noted above, the EDB III rider allows you to allocate your purchase payments among a significantly wider variety of investment options than the EDB Max III rider, including investment portfolios that offer the potential for higher returns than the investment portfolios available with the EDB Max III rider. For a detailed description of the EDB Max III and EDB III investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for the GMIB Max III and EDB Max III Riders" above in this supplement, and "Purchase - Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" in the prospectus.

     If you elect the EDB Max III or EDB III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

     Investment Allocation Restrictions - Comparing EDB Max III and EDB III. If
     ----------------------------------------------------------------------
     you elect the EDB Max III rider, you must allocate 100% of your purchase payments and account value among five investment portfolios. (By contrast, many more investment portfolios are available if you elect the EDB III rider; see "Purchase -- Investment Allocation Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" in the prospectus for a complete list.) Four of these investment portfolios -- the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio -- are designed specifically for use with the EDB Max riders, and have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the EDB Max III rider is not selected may offer the potential for higher returns. Before you select the EDB Max III rider, you and your financial representative should carefully consider whether the five investment options available with EDB Max III meet your investment objectives and risk tolerance.

     Restrictions on Investment Allocations if the EDB Max III Rider Terminates.
     --------------------------------------------------------------------------
     As noted above, the EDB Max III rider may only be elected if you have elected the GMIB Max III rider. If both the EDB Max III rider and the GMIB Max III rider terminate (see "Terminating the EDB Max III and EDB III Riders" below in this supplement and "Terminating the GMIB Max III and GMIB Plus IV Riders" above in this supplement), you may no longer allocate subsequent purchase payments or transfer account value to or among the five EDB Max investment portfolios. You may leave account value in the five investment portfolios, but once you transfer account value to an investment portfolio that is not one of the five investment portfolios, you will not be permitted to transfer it back to any of those five investment portfolios. If both the EDB Max III rider and the GMIB Max III rider terminate, you will be permitted to allocate subsequent purchase payments or transfer account value to any of the other available investment portfolios, but not to the fixed account. However, if you elected both the GMIB Max III and the EDB Max III riders, and only the GMIB Max III rider has terminated, the investment allocation restrictions described in "Investment Allocation Restrictions for the GMIB Max III and EDB Max III Riders" above in this supplement will continue to apply.

     POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR EDB MAX III. In the future, we may choose not to permit owners of existing contracts with the EDB Max III rider to make subsequent purchase payments if: (a) the EDB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the EDB Max III rider offered to new customers (for example, if we change the EDB Max III rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the EDB Max III rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the five EDB Max investment portfolios.

     TERMINATING THE EDB MAX III AND EDB III RIDERS. Each rider will terminate upon the earliest of:

     a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);

     b) The date there are insufficient funds to deduct the rider charge from your account value;

     c) The date you elect to receive annuity payments under the contract (a pro rata portion of the rider charge will be assessed);

     d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

     e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);

     f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

     g)   Termination of the contract to which this rider is attached.

     Under our current administrative procedures, we will waive the termination of the EDB Max III or EDB III if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

     (See Appendix E in the prospectus for examples of the Enhanced Death Benefit.)

     USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB MAX III OR EDB III

     For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

     Used with the EDB Max III or EDB III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the death benefit base on a proportionate basis. (Reducing the death benefit base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max III or EDB III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

     Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the death benefit base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year with the EDB Max III, or 4.5% of the Annual Increase Amount at the beginning of the contract year with the EDB III. Any amounts above 5% of the Annual Increase Amount (for EDB Max III) or 4.5% of the Annual Increase Amount (for EDB III) that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB III, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 4.5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

     If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the death benefit base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB Max III or EDB III rider.

     To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

     ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS

     If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.

VII. APPENDIX C

REPLACE THE HEADING "GMIB MAX II AND GMIB PLUS IV EXAMPLES" AND THE FIRST PARAGRAPH BENEATH IT (ON PAGE C-1 OF THE PROSPECTUS) WITH THE FOLLOWING:

     GMIB MAX III, GMIB MAX II, AND GMIB PLUS IV EXAMPLES

     The purpose of these examples is to illustrate the operation of the GMIB Max III, GMIB Max II, and GMIB Plus IV riders. (These examples use the annual increase rate for the GMIB Plus IV rider, 4.5%. If a contract is issued with the GMIB Max III rider, the annual increase rate is 5% instead of 4.5%. If a contract is issued with the GMIB Max II rider, the annual increase rate is 5.5% instead of 4.5%.) Example (7) shows how required minimum distributions affect the income base when the GMIB Plus IV is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).

VIII. APPENDIX E

REPLACE THE HEADING "ENHANCED DEATH BENEFIT III AND EDB MAX II" AND THE FIRST PARAGRAPH BENEATH IT (ON PAGE E-4 OF THE PROSPECTUS) WITH THE FOLLOWING:

     ENHANCED DEATH BENEFIT III, EDB MAX III, AND EDB MAX II

     The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit III, EDB Max III, and EDB Max
     II. (These examples use the annual increase rate for the Enhanced Death Benefit III rider, 4.5%. If a contract is issued with the EDB Max III rider, the annual increase rate is 5% instead of 4.5%. If a contract is issued with the EDB Max II rider, the annual increase rate is 5.5% instead of 4.5%.) Example (7) shows how required minimum distributions affect the death benefit base when the Enhanced Death Benefit III rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor: MetLife Investors Distribution Company      Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     ------------------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2010.

3.   Statements of Operations for the year ended December 31, 2010.

4.   Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.

5.   Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2010 and 2009.

3.   Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and
     2008.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.

6.   Notes to the Consolidated Financial Statements.



b.            Exhibits
              ---

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (4)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (4)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (4)

     (iii)    Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (7)

     (iv)     Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement) (13)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Death Benefit Rider - Compounded Plus (1)

     (iv)     Death Benefit Rider - (Annual Step-Up) (1)

     (v)      Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (vi)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (vii)    Terminal Illness Rider (1)

     (viii)   Unisex Annuity Rates Rider (1)

     (ix)     Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) MI - 2023 (2)

     (x)      Individual Retirement Annuity Endorsement 8023.1 (9/02) (4)

     (xi)     Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (4)

     (xii)    401(a)/403(a) Plan Endorsement 8025.1 (9/02) (4)

     (xiii)   Tax Sheltered Annuity Endorsement 8026.1 (9/02) (4)

     (xiv)    Simple Individual Retirement Annuity Endorsement 8276 (9/02) (4)

     (xv)     Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (5)


      (xvi)     Form of Three Month Market Entry Rider 8104-1 (05/05) (5)

      (xvii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (6)

      (xviii)   Fixed Account Rider 8012 (11/00) (7)

      (xix)     Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (EDB II, EDB III, EDB Max II,
                and EDB Max III) (9)

      (xx)      Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08)
                (EDB II, EDB III, EDB Max II, and EDB Max III) (11)

      (xxi)     Guaranteed Minimum Income Benefit Rider -  Living Benefit MLIU-560-4 (4/08)
                (GMIB Plus III, GMIB Plus IV, GMIB Max II, and GMIB Max III) (9)

      (xxii)    Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                (GMIB Plus III, GMIB Plus IV, GMIB Max II, and GMIB Max III) (11)

      (xxiii)   Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (13)

      (xxiv)    Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III, GMIB Plus IV,
                GMIB Max II, GMIB Max III, EDB II, EDB III, EDB Max II, and  EDB Max III) (14)

      (xxv)     Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (15)

      (xxvi)    Form of Contract Schedule for the Variable Annuity Contract 8028-6-(9/10)
                (GMIB Max II/GMIB Max III/EDB Max II/EDB Max III) (15)

5.              Form of Variable Annuity Application 8029 (6/11) APPUSAVA Sep 2011 [VA, C, L] (16)

6.    (i)       Copy of Restated Articles of Incorporation of the Company (4)

      (ii)      Copy of the Bylaws of the Company (4)

      (iii)     Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)

      (iv)      Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (4)

      (v)       Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (4)

      (vi)      Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (4)

      (vii)     Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (4)

      (viii)    Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (4)

7.    (i)       Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                Insurance Company (3)

      (ii)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                Reassurance Company, Ltd. (3)

      (iii)     Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
                Insurance Company and Metropolitan Life Insurance Company (effective 01-01-06) (10)

      (iv)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife
                Insurance Company of Connecticut (effective Janauary 1, 2011) (17)

      (v)       Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
                between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
                Connecticut (Reinsurer) amendmed as of April 29, 2011 (17)

8.    (i)       Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (4)

      (ii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07) (8)

      (iii)     First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                Distribution Company, and MetLife Investors USA Insurance Company (effective 05-01-09) (12)

9.              Opinion of Counsel (18)

10.             Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

11.             Not Applicable.


12.       Not Applicable.

13.       Powers of Attorney for Michael K. Farrell, Bennett D. Kleinberg, Susan A. Buffum, Elizabeth M.
          Forget, George Foulke, Jay S. Kaduson, Paul A. Sylvester, James J. Reilly, Kevin J. Paulson, Robert E.
          Sollmann, Jr. and Jeffrey A. Tupper (19)

      (1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

      (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

      (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (11)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
          333-176374 and 811-03365) filed electronically on September 19, 2011.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (16)   incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on August 17, 2011.

   (17)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-176374 and 811-03365) filed electronically on September 2, 2011.

   (18)   incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-176666 and 811-03365) filed electronically on September 2, 2011.

   (19)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-176666 and 811-03365) filed electronically on September 19, 2011.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President, Chief Executive Officer
  10 Park Avenue
  Morristown, NJ 07962


Name and Principal Business Address   Positions and Offices with Depositor

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance (principal financial officer and
  501 Boylston Street                 principal accounting officer)
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  300 Davidson Avenue
  Somerset, NJ 08873

  Robert E. Sollmann, Jr.             Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Director and Senior Vice President
  1 MetLife Plaza
  27-01 Queen Plaza North
  Long island City, NY 11101

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Isaac Torres                        Secretary
  1095 Avenue of the Americas
  New York, NY 10036

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08873

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116


Name and Principal Business Address        Positions and Offices with Depositor

         Roberto Baron                     Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Paul L. LeClair                   Vice President
         501 Boylston Street
         Boston, MA 02116

         Gregory E. Illson                 Vice President
         501 Boylston Street
         Boston, MA 02116

         Lisa S. Kuklinski                 Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Jeffrey P. Halperin               Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Marlene B. Debel                  Treasurer
         1095 Avenue of the Americas
         New York, NY 10036

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Robert L. Staffier                Vice President
         501 Boylston Street
         Boston, MA 02116

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Tia M. Trytten                    Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Rashid Ismail                     Vice President
         5 Park Plaza, Suite 1900
         Irvine, CA 92614

         Manish P. Bhatt                   Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Michael F. Rogalski               Vice President
         501 Route 22
         Bridgewater, NJ 08807

         William J. Raczko                 Vice President
         501 Route 22
         Bridgewater, NJ 08807

         William D. Cammarata              Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Henry W. Blaylock                 Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111

         Sabrina K. Model                  Vice President
         501 Route 22
         Bridgewater, MJ 08807


Name and Principal Business Address   Positions and Offices with Depositor

  John J. Iwanicki                    Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647

  Nan Tecotzky                        Vice President
  200 Park Avenue, 12th Floor
  New York, NY 10166

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF JUNE 30, 2011

The following is a list of subsidiaries of MetLife,  Inc. updated as of June
30, 2011. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      45.   MLIC CB Holdings LLC (DE)

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) ALICO Direct (France) - 50% of ALICO Direct is owned by MetLife S.A. and the remaining interests by AIG Europe, S.A.

            b)    ALICO Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

      15. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      16.   ALICO Life International Limited (Ireland)

      17.   ALICO Isle of Man Limited (Isle of Man)

      18.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      19. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      20.   ALICO Asigurari Romania S.A. (Romania)

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.I. (Romania)

      21.   International Investment Holding Company Limited (Russia)

      22.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      23.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      24.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      25. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      26.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      27.   ALICO Management Services Limited (United Kingdom)

      28.   ZEUS Administration Services Limited (United Kingdom)

      29.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      30.   PJSC ALICO Ukraine (Ukraine)

      31.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      32.   International Technical and Advisory Services Limited (USA-Delaware)

      33.   International Services Incorporated (USA-Delaware)

      34.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      35. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      36. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      37. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      38. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a) Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b)    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c) ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      39.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      40.   ALICO Services, Inc. (Panama)

      41.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a)    ALGICO Properties, Ltd. (Trinidad & Tobago)

      42.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      43. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      44.   Global Properties, Inc. (USA-Delaware)

      45.   Alpha Properties, Inc. (USA-Delaware)

      46.   Beta Properties, Inc. (USA-Delaware)

      47.   Delta Properties Japan, Inc. (USA-Delaware)

      48.   Epsilon Properties Japan, Inc. (USA)

      49.   Iris Properties, Inc. (USA-Delaware)

      50.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of August 31, 2011, there were 350,650 owners of qualified contracts and 157,588 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
200 Park Avenue, 40th Floor
New York, NY 10166

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $619,759,806         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
        02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.

ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on this 12th day of October 2011.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
(Registrant)

By: METLIFE INVESTORS USA INSURANCE COMPANY


By: /s/ Gregory E. Illson
    -----------------------------------
    Gregory E. Illson
    Vice President

METLIFE INVESTORS USA INSURANCE COMPANY
(Depositor)


By: /s/ Gregory E. Illson
    -----------------------------------
    Gregory E. Illson
    Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 12, 2011.


/s/ Michael K. Farrell*                   Chairman of the Board, President and
---------------------------------------   Chief Executive Officer
Michael K. Farrell


/s/ James J. Reilly*                      Vice President-Finance (principal
---------------------------------------   financial officer and principal
James J. Reilly                           accounting officer)


/s/ Susan A. Buffum*                      Director
---------------------------------------
Susan A. Buffum


/s/ George Foulke*                        Director
---------------------------------------
George Foulke


/s/ Elizabeth M. Forget*                  Director and Executive Vice President
---------------------------------------
Elizabeth M. Forget


/s/ Jay S. Kaduson*                       Director and Vice President
---------------------------------------
Jay S. Kaduson


/s/ Bennett D. Kleinberg*                 Director and Vice President
---------------------------------------
Bennett D. Kleinberg


/s/ Kevin J. Paulson*                     Director and Senior Vice President
---------------------------------------
Kevin J. Paulson


/s/ Robert E. Sollmann, Jr.*              Director and Executive Vice President
---------------------------------------
Robert E. Sollmann, Jr.


/s/ Paul A. Sylvester*                    Director
---------------------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*                    Director and Assistant Vice President
---------------------------------------
Jeffrey A. Tupper


*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     October 12, 2011

* MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos.
     333-176666/811-03365) filed as Exhibit 13 on September 19, 2011.